Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands					3 Months Ended	12 Months Ended
	Feb. 06, 2023	Aug. 08, 2022	Aug. 04, 2022	Apr. 06, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized (in Shares)					360,000,000	360,000,000	360,000,000
Common stock purchase shares (in Shares)			324,928
Common stock warrants per share	$ 17.16
Other offering expenses (in Dollars)		$ 3,000			$ 65
Common stock shares (in Shares)	163,344					265,152
Exercise price per share						$ 1.782
Warrants issuance value (in Dollars)						$ 165
Private Placement [Member]
Stockholders' Equity (Details) [Line Items]
Percentage of gross proceeds						7.00%
Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, share issued (in Shares)				7,693
Fair market value (in Dollars)				$ 110
Common stock, par value			$ 0.001					$ 0.001
Exercise price per share						$ 0.0001
Common Stock Warrant [Member]
Stockholders' Equity (Details) [Line Items]
Common stock warrants per share			9.23
Exercise price per share			7.67
Pre Funded Warrant [Member]
Stockholders' Equity (Details) [Line Items]
Common stock warrants per share			9.23
Exercise price per share			$ 0.0001
Placement Agent Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Common stock shares (in Shares)						22,745
Exercise price per share						$ 11.54
Maximum [Member]
Stockholders' Equity (Details) [Line Items]
Exercise price per share						$ 186.55	$ 186.55
Maximum [Member] | Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized (in Shares)			127,308
Maximum [Member] | Common Stock Warrant [Member]
Stockholders' Equity (Details) [Line Items]
Exercisable period of issuance date			5 years
Maximum [Member] | Placement Agent Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Exercisable period of issuance date						5 years
Minimum [Member]
Stockholders' Equity (Details) [Line Items]
Exercise price per share						$ 36.4	$ 36.4
Minimum [Member] | Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized (in Shares)			197,620
Minimum [Member] | Common Stock Warrant [Member]
Stockholders' Equity (Details) [Line Items]
Exercisable period of issuance date			6 months
Minimum [Member] | Placement Agent Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Exercisable period of issuance date						6 months